Accounts Payable and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Liabilities
Accounts payable and other liabilities, as of March 31, 2019 and December 31, 2018, consisted of the following (amounts in thousands):

	March 31, 2019	December 31, 2018
Accounts payable and accrued expenses	$10,135	$9,188
Accrued interest expense	3,129	3,219
Accrued property taxes	2,299	2,309
Distributions payable to stockholders	7,315	7,317
Tenant deposits	875	875
Deferred rental income	6,431	6,647
Derivative liabilities	827	—
	$31,011	$29,555

Accounts payable and other liabilities, as of December 31, 2018 and 2017, consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
Accounts payable and accrued expenses	$9,188	$13,220
Accrued interest expense	3,219	2,410
Accrued property taxes	2,309	1,532
Distributions payable to stockholders	7,317	6,566
Tenant deposits	875	682
Deferred rental income	6,647	3,277
Derivative liabilities	—	22
	$29,555	$27,709